Consolidated Statements of Changes in Equity - CNY (¥) ¥ in Millions	Total	Share capital [member]	Capital reserve [member]	Share premium [member]	Surplus reserve [member]	General risk reserve [member]	Other reserves [Member]	Exchange reserve [member]	Retained earnings [member]	Attributable to equity holders of the company [member]	Non-controlling interests [member]
Beginning balance at Dec. 31, 2016	¥ 316,348	¥ 80,932	¥ 17,160	¥ 10,746	¥ 72,611		¥ 711	¥ (622)	¥ 133,839	¥ 315,377	¥ 971
Profit for the year	18,761								18,617	18,617	144
Other comprehensive income for the year	(552)						(293)	(259)		(552)
Total comprehensive income for the year	18,209						(293)	(259)	18,617	18,065	144
Acquisition of the Eighth Acquired Group	(87)		(80)						(7)	(87)
Acquisition of non-controlling interests	(150)		46							46	(196)
Distribution to non-controlling interests	(89)										(89)
Dividends	(7,530)								(7,530)	(7,530)
Appropriations to statutory surplus reserve					1,686				(1,686)
Others	(4)						(4)			(4)
Ending balance (Changes in accounting policies [member]) at Dec. 31, 2017	2,974				302				2,673	2,975	(1)
Ending balance (Restated balance [member]) at Dec. 31, 2017	329,671	80,932	17,126	10,746	74,599		414	(881)	145,906	328,842	829
Ending balance at Dec. 31, 2017	326,697	80,932	17,126	10,746	74,297		414	(881)	143,233	325,867	830
Profit for the year	21,338								21,210	21,210	128
Other comprehensive income for the year	(95)						(249)	154		(95)
Total comprehensive income for the year	21,243						(249)	154	21,210	21,115	128
Disposal of investments in equity instruments at fair value through other comprehensive income							(5)		5
Disposal of a subsidiary	5										5
Contribution from non-controlling interests	945		680							680	265
Reduction of capital by non-controlling interests	(20)										(20)
Distribution to non-controlling interests	(177)										(177)
Dividends	(7,568)								(7,568)	(7,568)
Appropriations to statutory surplus reserve					1,875				(1,875)
Ending balance (Changes in accounting policies [member]) at Dec. 31, 2018	(2,443)				(243)				(2,197)	(2,440)	(3)
Ending balance (Restated balance [member]) at Dec. 31, 2018	341,656	80,932	17,806	10,746	76,231		160	(727)	155,481	340,629	1,027
Ending balance at Dec. 31, 2018	344,099	80,932	17,806	10,746	76,474		160	(727)	157,678	343,069	1,030
Profit for the year	20,712								20,517	20,517	195
Other comprehensive income for the year	557						455	102		557
Total comprehensive income for the year	21,269						455	102	20,517	21,074	195
Contribution from non-controlling interests	1,500										1,500
Acquisition of non-controlling interests	(8)		3							3	(11)
Distribution to non-controlling interests	(181)										(181)
Share of an associate's other changes in reserves	(305)		(305)							(305)
Dividends	(8,891)					¥ 0			(8,891)	(8,891)
Appropriations to statutory surplus reserve					1,812				(1,812)
Appropriations to general risk reserve of Finance Company						23			(23)
Ending balance at Dec. 31, 2019	¥ 355,040	¥ 80,932	¥ 17,504	¥ 10,746	¥ 78,043	¥ 23	¥ 615	¥ (625)	¥ 165,272	¥ 352,510	¥ 2,530